LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 16, 2020

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, Swan Hedged Equity US Large Cap ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 16, 2020, and filed electronically as Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A on December 16, 2020.
If you have any questions regarding the above response, please contact Alia Vasquez at alia.vasquez@usbank.com.

Sincerely,

/s/ Kent P. Barnes
Kent P. Barnes
Secretary